INCOME TAXES - Narrative (Details) - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Applicable tax rate (percent)			24.00%	24.00%	24.00%
Deferred tax assets	€ 152,221		€ 152,221	€ 73,683
Deferred tax liabilities	113,474		€ 113,474	€ 82,208
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense		€ 141,000
IRAP applicable tax rate (percent)			3.90%	3.90%	3.90%
Effective tax rate, net of IRAP (percent)			5.30%	17.00%	(1.10%)
Aggregate amount of temporary differences related to remaining distributable earnings of subsidiaries	€ 164,803		€ 164,803	€ 151,990
Voluntary Step-up of Tangible and Intangible Assets
Income Taxes [Line Items]
Applicable tax rate (percent)	3.00%
Deferred tax assets	€ 83,700		83,700
Deferred tax liabilities	9,000		9,000
Net deferred tax benefit	€ 74,700		€ 74,700
Deferred tax asset utilization period	20 years